Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN BEACON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2011
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
American Beacon Mid-Cap Value Fund | Class A, C, Institutional, Y, Investor and Advisor
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abf809593_SupplementTextBlock
American Beacon FUNDSSM
American Beacon Mid-Cap Value Fund
A Class
C Class
Institutional Class
Y Class
Investor Class
Advisor Class
Supplement Dated June 30, 2011
To the Prospectus dated March 1, 2011

The information below supplements the Prospectus dated March 1, 2011, and is in addition to any other supplements.
On May 26, 2011, the American Beacon Funds’ Board of Trustees appointed Lee Munder Capital Group, LLC (“LMCG”) as a sub-advisor to the American Beacon Mid-Cap Value Fund. LMCG will begin managing assets in the Fund as of July 1, 2011.
In the “Fund Performance” section, the second paragraph is replaced with the following:
The chart and the table below show the performance of the Fund’s Institutional Class shares for all periods. The Fund began offering Institutional Class shares on November 30, 2005, Investor Class shares on March 1, 2006, Advisor Class shares on June 30, 2007, Y Class shares on March 1, 2010, A Class shares on May 17, 2010 and C Class shares on September 1, 2010. In the table below, the performance of the AMR Class of the Fund, which began offering shares on June 30, 2004 and is not offered in this prospectus, is shown for the Institutional Class shares before the date such class was first offered. For the Investor Class, performance results from June 30, 2004 through November 30, 2005 are for the AMR Class and performance results from November 30, 2005 through March 1, 2006 are for the Institutional Class. For the Advisor Class, performance results from June 30, 2004 to November 30, 2005 are for the AMR Class, performance results from November 30, 2005 through February 28, 2006 are for the Institutional Class and performance results from March 1, 2006 to June 30, 2007 are for the Investor Class. For Y Class, A Class and C Class shares, performance results from June 30, 2004 November 30, 2005 are for the AMR Class and performance results from November 30, 2005 to the inception of the Y Class, A Class and C Class shares are for the Institutional Class.